Financial Statements - Balance sheets (Parenthetical) - EUR (€)		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
MEMORANDUM ITEM (OFF-BALANCE SHEET EXPOSURES)
Loan commitments given		€ 130,923,000,000	€ 118,959,000,000	€ 94,268,000,000
Financial guarantees given	[1]	10,984,000,000	16,454,000,000	16,545,000,000
Contingent Commitments		€ 39,209,000,000	€ 35,098,000,000	€ 45,738,000,000

[1]	(*) Non-performing financial guarantees given amounted to €730, €740 and €739 million, respectively, as of December 31, 2019, 2018 and 2017.